Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill deductible for income tax purposes	$ 113		$ 122
Amortization expense, intangible assets	81	79	320	319	319
Amortization expense, computer software	$ 39	$ 39	$ 156	$ 158	$ 164
Patent rights			Nielsen brand awareness and recognition has existed for over 50 years